Provisions - Additional Information (Details)		12 Months Ended
	Dec. 02, 2024 EUR (€)	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Provisions
Bonus accrual		€ 9,662,000	€ 13,817,000
Accrued vacation		17,018,000	18,454,000
Accrued audit fees		3,675,000	1,964,000
Provisions for disposal of shares		5,125,000	0
Restoration provisions		2,823,000	1,598,000
Provisions		81,804,000	61,228,000	€ 70,837,000
Reversal of costs		17,264,000	16,025,000
Initially expected costs		117,315,000	€ 46,091,000
Proceeds from sale of operations		(11,503,000)
Evotec DS
Provisions
Proceeds from sale of operations	€ 1
Cash over which control was lost	4,000,000
Current assets other than cash or cash equivalents in subsidiary disposed	4,450,000
Non-current assets in subsidiary disposed	65,000
Current liabilites in subsidiary disposed	3,514,000
Non-current liabilites in subsidiary disposed	€ 3,545,000
Reorganization
Provisions
Provisions		€ 24,601,000
Number of employees impacted by the reorganization | employee		280
Reversal of costs		€ 11,599,000
Initially expected costs		€ 68,459,000